Share-Based Compensation - Assumptions (Detail)	12 Months Ended									0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Sep. 27, 2013 Time-Based Options	Sep. 28, 2012 Time-Based Options	Sep. 30, 2011 Time-Based Options	Sep. 27, 2013 Performance-based options	Sep. 28, 2012 Performance-based options	Sep. 30, 2011 Performance-based options	Sep. 27, 2013 Installment Stock Purchase Opportunities (ISPOs) [Member]	Sep. 28, 2012 Installment Stock Purchase Opportunities (ISPOs) [Member]	Sep. 30, 2011 Installment Stock Purchase Opportunities (ISPOs) [Member]	Nov. 11, 2013 Performance Shares Under Modification	Jun. 21, 2011 Performance Shares Under Modification	Jul. 31, 2013 Nonqualified Stock Options	Sep. 27, 2013 Minimum Performance-based options	Sep. 28, 2012 Minimum Performance-based options	Sep. 30, 2011 Minimum Performance-based options	Nov. 11, 2013 Minimum Performance Shares Under Modification	Jun. 21, 2011 Minimum Performance Shares Under Modification	Jul. 31, 2013 Minimum Nonqualified Stock Options	Sep. 27, 2013 Maximum Performance-based options	Sep. 28, 2012 Maximum Performance-based options	Sep. 30, 2011 Maximum Performance-based options	Nov. 11, 2013 Maximum Performance Shares Under Modification	Jun. 21, 2011 Maximum Performance Shares Under Modification	Jul. 31, 2013 Maximum Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.50%	0.00%	0.00%
Expected life (in years)	6 years 3 months	6 years 3 months	6 years 3 months				2 years 6 months	2 years 6 months	2 years 6 months				4 years 6 months	5 years	5 years 6 months	3 years 0 months	3 years 6 months	4 years 7 months 6 days	5 years 6 months	6 years	7 years	8 years 0 months	6 years 9 months 18 days	6 years 2 months 12 days
Risk-free interest rate, minimum	1.02%	1.04%	1.41%	0.61%	0.73%	1.43%		0.24%	0.33%	0.66%	0.69%
Risk-free interest rate, maximum	2.36%	1.61%	2.86%	0.85%	1.04%	2.86%		0.31%	0.68%	2.63%	2.27%
Risk-free interest rate							0.25%					1.38%